Related Party and Party-in-Interest Transactions	12 Months Ended
Dec. 31, 2024
EBP 004 [Member]
Employee Benefit Plan, Related Party and Party-in-Interest Transactions [Line Items]
Related Party and Party-in-Interest Transactions
6.	Related Party and Party-in-Interest Transactions
On December 31, 2024, and 2023, the Plan held 1,621,384 shares and 1,815,507 shares of Flowers Foods, Inc. Common Stock, respectively, with a fair value of $33,497,793 and $40,867,063, respectively. During the year ended December 31, 2024, there were purchases and sales of shares in the Flowers Foods, Inc. Common Stock of $4,544,714 and $9,109,558, respectively.
Income (interest and dividen
ds
) from the Flowers Foods, Inc. Common Stock Fund was $1,616,408 for the year ended December 31, 2024.
Empower is the trustee as defined by the Plan, and Flowers Foods, Inc. is the Plan Sponsor. Therefore, certain transactions such as contributions from the Plan Sponsor and dividends, purchases, and sales involving funds managed by Empower qualify as party-in-interest
transactions, which are exempt from the prohibited transaction rules. Fees paid to the trustee were $871,195 for the year ended December 31, 2024.